Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2022 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 251,979,875	$ 32,198,198	$ 84,485,339	$ 144,151,979
COST OF REVENUE
Total cost of revenue		(187,920,609)	(24,012,651)	(60,078,321)	(107,224,193)
Gross profit		64,059,266	8,185,547	24,407,018	36,927,786
OPERATING EXPENSES
Personnel and benefit expense		(15,509,419)	(1,981,807)	(4,733,405)	(1,642,778)
Depreciation of property and equipment		(2,391,477)	(305,585)	(696,482)	(33,720)
Amortization of operating lease right-of-use assets		(2,455,945)	(313,823)	(567,166)
Professional fee		(3,207,518)	(409,859)	(1,771,687)	(1,893,282)
Provision for expected credit losses		(7,022,680)	(897,363)	(1,809,747)	(700,899)
Others		(5,287,115)	(675,592)	(1,820,087)	(3,079,149)
Total operating expenses		(35,874,154)	(4,584,029)	(14,998,574)	(13,451,440)
INCOME FROM CONTINUING OPERATION		28,185,112	3,601,518	9,408,444	23,476,346
OTHER INCOME (EXPENSES)
Bank interest income		195,319	24,958	9	3,722
Interest expense		(1,486,629)	(189,963)	(220,201)	(167,293)
Other income		41,800	5,341	267,053	18,064
Other expense		(1,600)	(204)		(2,897)
Impairment loss on goodwill		(1,500,000)	(191,671)
Total other income (expenses), net		(2,751,110)	(351,539)	46,861	(148,404)
INCOME FROM CONTINUING OPERATION BEFORE INCOME TAX EXPENSES		25,434,002	3,249,979	9,455,305	23,327,942
INCOME TAX EXPENSES		(5,806,012)	(741,897)	(1,994,996)	(4,163,246)
NET INCOME FROM CONTINUING OPERATION		19,627,990	2,508,082	7,460,309	19,164,696
DISCONTINUED OPERATION
Income from discontinued operation				4,133,971
Gain on disposal				52,016,401
GAIN ON DISCONTINUED OPERATION				56,150,372
NET INCOME		19,627,990	2,508,082	63,610,681	19,164,696
Add: net loss attributable to non-controlling interests from continuing operation		(131,456)	(16,798)	(101,880)
NET INCOME ATTRIBUTABLE TO THE COMPANY’S ORDINARY SHAREHOLDERS AND TOTAL COMPREHENSIVE INCOME		$ 19,759,446	$ 2,524,880	$ 63,712,561	$ 19,164,696
Weighted average number of ordinary shares:
Basic (in Shares)	[1]	60,000,000	60,000,000	41,753,425	30,000,000
Earnings per ordinary share – basic and diluted*
Continuing operation, basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.33	$ 0.04	$ 0.18	$ 0.64
Discontinued operation, basic (in Dollars per share and Dollars per share) | (per share)	[1]			1.34
Ordinary shareholders, basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.33	$ 0.04	$ 1.52	$ 0.64
External
REVENUE
Total revenue		$ 250,237,197	$ 31,975,517	$ 82,675,853	$ 143,854,994
COST OF REVENUE
Total cost of revenue		(187,920,609)	(24,012,651)	(59,116,383)	(67,782,680)
Related parties
REVENUE
Total revenue		1,742,678	222,681	1,809,486	296,985
COST OF REVENUE
Total cost of revenue				(961,938)	(39,441,513)
OPERATING EXPENSES
Management fee				$ (3,600,000)	$ (6,101,612)

[1]	Retrospectively restated for effect of share recapitalization (Note 1).